N-2 - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	11 Months Ended	12 Months Ended
		Mar. 31, 2024	Mar. 31, 2024	Sep. 30, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Cover [Abstract]
Entity Central Index Key			0000009521
Amendment Flag			false
Document Type			N-CSRS
Entity Registrant Name			Bancroft Fund Ltd.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective and Strategy (Unaudited)

The Fund is a closed-end, diversified management investment company and invests primarily in convertible securities, with the objectives of providing income and the potential for capital appreciation, which objectives the Fund considers to be relatively equal over the long term due to the nature of the securities in which it invests.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

6.  Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.01). The Board has authorized the repurchase of its common shares on the open market when the shares are trading at a discount of 10.0% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended March 31, 2024, the fiscal period ended September 30, 2023 and the fiscal year ended October 31, 2022, the Fund repurchased and retired 13,549, 64,063, and 55,950, of its common shares at investments of $205,752, $1,067,712, and $1,125,238, respectively, and at average discounts of approximately 15.50%, 15.01%, and 11.82% from its NAV.

Transactions in common shares of beneficial interest for the six months ended March 31, 2024, the fiscal period ended September 30, 2023, and the fiscal year ended October 31, 2022 were as follows:

	Six Months Ended March 31, 2024 (Unaudited)		Eleven Months Ended September 30, 2023		Year Ended October 31, 2022
	Shares	Amount	Shares	Amount	Shares	Amount
Net increase in net assets from common shares issued upon reinvestment of distributions	57,210	$920,505	53,634	$927,330	376,622	$9,754,495
Net increase from repurchase of common shares	(13,549)	(205,752)	(64,063)	(1,067,712)	(55,950)	(1,125,238)
Net increase/(decrease) from transactions in Fund shares	43,661	$714,753	(10,429)	$(140,382)	320,672	$8,629,257

On August 9, 2016, the Fund issued 1,200,000 shares of 5.375% Series A Cumulative Preferred (Series A Preferred). At any time, the Fund, at its option, may redeem its Series A Preferred in whole or in part at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares. In addition, the Board has authorized the repurchase of Series A Preferred Shares in the open market at prices less than the $25 liquidation value per share. During the six months ended March 31, 2024, the Fund repurchased and retired 5,466 Series A Preferred at an investment of $120,017 and at an average discount of approximately 12.21% to the liquidation preference. During the fiscal period ended September 30, 2023, the Fund repurchased and retired 3,587 Series A Preferred at an investment of $81,994 and at an average discount of approximately 8.61% to the liquidation preference. During the fiscal year ended October 31,

2022, the Fund did not repurchase any Series A Preferred. At March 31, 2024, 1,190,947 Series A Preferred were outstanding and accrued dividends amounted to $22,227.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of Series A Preferred, par value $0.01. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

The holders of preferred shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Series A Preferred voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Document Period End Date			Mar. 31, 2024
Series A Cumulative Preferred Shares [Member]
Financial Highlights [Abstract]
Senior Securities Amount		$ 29,774	$ 29,774	$ 29,910	$ 30,000	$ 30,000	$ 30,000	$ 30,000
Senior Securities Coverage per Unit		$ 116.78	$ 116.78	$ 114.42	$ 123.03	$ 177.12	$ 152.94	$ 138.47
Preferred Stock Liquidating Preference		$ 25.00	25.00	25.00	25.00	25.00	25.00	25.00
Senior Securities Average Market Value per Unit	[1]		$ 22.91	$ 23.57	$ 24.68	$ 25.72	$ 25.65	$ 25.36
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		1,190,947	1,191,000	1,196,000	1,200,000	1,200,000	1,200,000	1,200,000
Common Shares [Member]
General Description of Registrant [Abstract]
NAV Per Share		$ 18.61	$ 18.61
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Not Held [Shares]		5,871,690
Cumulative Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Voting Rights [Text Block]

The holders of preferred shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common shares as a single class. The holders of Series A Preferred voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred shares, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred shares and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

Preferred Stock Restrictions, Other [Text Block]

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of Series A Preferred, par value $0.01. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on the Series A Preferred are cumulative. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price of $25 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

[1]	Based on weekly prices.